COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

May 1, 2015

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the “Registrant”)
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Cash Management Fund
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Core Equity Fund
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Intermediate Bond Fund
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Large Cap Index Fund
Columbia Variable Portfolio – Large Core Quantitative Fund
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund
Columbia Variable Portfolio – Mid Cap Growth Fund
Columbia Variable Portfolio – Mid Cap Value Fund
Columbia Variable Portfolio – Select International Equity Fund
Columbia Variable Portfolio – Select Large-Cap Value Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Columbia Variable Portfolio – Seligman Global Technology Fund
Columbia Variable Portfolio – U.S. Equities Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Variable Portfolio – Aggressive Portfolio
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Conservative Portfolio
Variable Portfolio – DFA International Value Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Holland Large Cap Growth Fund
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – J.P. Morgan Core Bond Fund
Variable Portfolio – Jennison Mid Cap Growth Fund
Variable Portfolio – Loomis Sayles Growth Fund
Variable Portfolio – MFS Value Fund

Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – NFJ Dividend Value Fund
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Pyramis International Equity Fund
Variable Portfolio – Sit Dividend Growth Fund
Variable Portfolio – TCW Core Plus Fund
Variable Portfolio – Victory Established Value Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund

Post-Effective Amendment No. 45

File No. 333-146374 /811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on April 30, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II